SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) (USD $)	3 Months Ended	9 Months Ended		12 Months Ended	2 Months Ended
	Dec. 31, 2012	Sep. 30, 2014 item	Sep. 30, 2013	Dec. 31, 2013	Sep. 30, 2014
Income / (Loss) per Share
Potentially dilutive common share options (in shares)		0
Number of series of common stock		3			3
Attributed Income from Brand Contract		$ 463,110
Attributed expenses		3,096,920
Net Loss Before Income Taxes	(1,063,023)	(2,633,810)	(2,355,577)	(3,562,295)
Net loss	(1,063,023)	(2,633,810)	(2,355,577)	(3,562,295)
Cash Receipts from Brand Contracts		535,768
Management Fee Expense		26,788
Direct Expenses
Income / (Loss) per Share
Attributed expenses		3,096,920
EJ Manuel
Income / (Loss) per Share
Cash Receipts from Brand Contracts					18,914
Brand Contract
Income / (Loss) per Share
Attributed Income from Brand Contract		463,110
Brand contract income, platform common stock share (as a percent)		5.00%
Brand contract income, associated tracking stock share (as a percent)		95.00%
Management fee as percent of cash receipts		5.00%
Management fee, associated tracking stock share (as a percent)		95.00%
Brand Contract | EJ Manuel
Income / (Loss) per Share
Cash Receipts from Brand Contracts		18,914
Brand Contract | Vernon Davis
Income / (Loss) per Share
Cash Receipts from Brand Contracts		516,854
Platform Common
Income / (Loss) per Share
Attributed expenses		3,039,325
Net Loss Before Income Taxes		(3,016,170)
Net loss		(3,016,170)
Platform Common | Direct Expenses
Income / (Loss) per Share
Attributed expenses		3,064,774
Platform Common | Management Fees
Income / (Loss) per Share
Attributed expenses		(25,449)
Platform Common | Brand Contract
Income / (Loss) per Share
Attributed Income from Brand Contract		23,155
Fantex Series Vernon Davis Convertible Tracking Stock
Income / (Loss) per Share
Attributed expenses		55,562
Net Loss Before Income Taxes		201,609
Net loss		201,609
Fantex Series Vernon Davis Convertible Tracking Stock | Direct Expenses
Income / (Loss) per Share
Attributed expenses		31,011
Fantex Series Vernon Davis Convertible Tracking Stock | Management Fees
Income / (Loss) per Share
Attributed expenses		24,551
Fantex Series Vernon Davis Convertible Tracking Stock | Brand Contract
Income / (Loss) per Share
Attributed Income from Brand Contract		257,171
Fantex Series EJ Manuel Convertible Tracking Stock
Income / (Loss) per Share
Attributed expenses		2,033
Net Loss Before Income Taxes		180,751
Net loss		180,751
Fantex Series EJ Manuel Convertible Tracking Stock | Direct Expenses
Income / (Loss) per Share
Attributed expenses		1,135
Fantex Series EJ Manuel Convertible Tracking Stock | Management Fees
Income / (Loss) per Share
Attributed expenses		898
Fantex Series EJ Manuel Convertible Tracking Stock | Brand Contract
Income / (Loss) per Share
Attributed Income from Brand Contract		$ 182,784